Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination [text block]
The fair value of the identifiable assets and liabilities of Fintech SGR and the risk fund (“Fondo de Riesgo”), as of the date of acquisition, were as follows (figures stated in terms of purchasing power at the acquisition date):

Composition	Fair value recognized on acquisition
	SGR	Risk fund
Assets	115,632	1,673,303
Cash and deposits in Banks	487	180,729
Debt Securities at fair value through profit or loss		1,211,953
Other financial assets	77,082	279,840
Property, plant and equipment	1,108
Deferred tax assets	7,724
Other non-financial assets	29,231	781
Liabilities	97,776	1,673,303
Other financial liabilities		1,658,508
Other non-financial liabilities	97,776	14,795
Net assets acquired at fair value	17,856